INTANGIBLE ASSETS, NET (Schedule of Amortization of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Amortization expense	$ 921	$ 1,175	$ 916
2020	866
2021	1,068
2022	884
2023	416
2024	274
2025 and thereafter	264
Intangible assets, net	$ 3,772	$ 3,645